Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

B.	Financial statements in U.S. dollars and functional currency:

The functional currency of the Company and its subsidiaries is the U.S dollar (“USD” or “dollar” or “$”) since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future. Most of the Company’s revenues are derived from sales outside of Israel, which are based primarily on dollar. In addition, the majority of the Company’s equity raising is denominated in dollars. Thus, the functional currency of the Company and certain subsidiaries is the dollar.

Transactions and balances denominated in dollars are presented at their original amounts. Transactions and balances denominated in foreign currencies have been re-measured to dollars in accordance with the provisions of Accounting Standards Codification (“ASC”) 830-10, “Foreign Currency Translation”.

All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of comprehensive loss as financial income or expenses, as appropriate.

C.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation. Profits from intercompany sales, not yet realized outside the Group, were also eliminated.

D.	Cash and cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less.

E.	Trade Accounts Receivable:

Accounts receivable are recorded at the invoiced amount, are unsecured and do not bear interest. Accounts receivable are stated at their net realizable value, net of allowances. The allowance for doubtful accounts is based on the Company’s periodic assessment of the collectability of the accounts based on a combination of factors including the payment terms of each account, its age, the collection history of each customer, and the customer’s financial condition. No doubtful accounts expense was recorded for the years ended December 31, 2022, 2021 and 2020.

F.	Inventories:

Inventories are valued using the lower of cost and net realizable value, and include raw materials, work in progress and finished goods. The cost of inventories is determined as follows:

Cost of raw materials is determined on a standard cost basis utilizing the weighted average cost of historical purchases, which approximates actual cost.

Cost of work in progress (“WIP”) and finished goods are based on the standard cost method and determined on the cost of raw materials and subcontracted work, and the applicable share of the cost of labor on the weighted average cost basis which approximates actual cost.

The Company regularly evaluates the value of inventory based on a combination of factors including the following: historical usage rates, product end of life dates, technological obsolescence and product introductions.

G.	Property and equipment:

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. The annual depreciation rates are as follows:

%

Consoles and equipment	15 - 20
Computers and software	33
Office furniture and equipment	7 - 15
Leasehold improvements	Over the shorter of the related lease period or the useful lives of the asset

The Company periodically performs impairment testing on its long-lived assets either annually or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

H.	Leases:

We determine if an arrangement is a lease at inception. Operating lease assets are presented as operating lease right of use (“ROU”) assets, and corresponding operating lease liabilities are presented as lease liabilities within current liabilities (current portions), and as long-term lease liabilities within non - current liabilities (long-term portions), on our consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the remaining lease payments over the lease term at commencement date. The rate implicit in our leases are not reasonably determinable and, we use our incremental borrowing rate. We calculate the incremental borrowing rate to reflect the interest rate that we would have to pay to borrow on a collateralized basis an amount equal to the lease payments in a similar economic environment over a similar term, and consider our historical borrowing activities and market data in this determination. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. Our lease terms may include options to extend the lease when it is reasonably certain that we will exercise that option. Lease expense is recognized on a straight-line basis over the lease term.

Some of our leases contain variable lease payments, which are expensed as incurred unless those payments are based on an index or rate. Variable lease payments based on an index or rate are initially measured using the index or rate in effect at lease commencement and included in the measurement of the lease liability; thereafter, changes to lease payments due to rate or index updates are recorded as rent expense in the period incurred. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants. In addition, we do not have any related party leases.

I.	Contingencies:

The Company accounts for its contingent liabilities in accordance with ASC Topic 450, Contingencies (“ASC 450”). A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.

J.	Revenue recognition:

Revenue is measured as the amount of consideration the Company expects to be entitled to, in exchange for transferring products or providing services to its customers and is recognized when or as performance obligations under the terms of contracts with the Company’s customers are satisfied. ASC 606 prescribes a five-step model for recognizing revenue from contracts with customers: (i) identify contract(s) with the customer; (ii) identify the separate performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the separate performance obligations in the contract; and (v) recognize revenue when (or as) each performance obligation is satisfied.

At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses whether the goods or services promised within each contract are distinct and, therefore, represent a separate performance obligation. Goods and services that are determined not to be distinct are combined with other promised goods and services. The Company then allocates the transaction price (the amount of consideration the Company expects to be entitled to from a customer in exchange for the promised goods or services) to each performance obligation and recognizes the associated revenue when (or as) each performance obligation is satisfied.

Revenues from product sales are recognized upon the transfer of control, which is generally upon shipment or delivery.

Provisions for discounts, rebates and sales incentives to customers, returns and other adjustments are provided for in the period the related sales are recorded. Sales incentives to customers are not material.

Deferred revenue represents amounts received by the Company for which the related revenues have not been recognized because one or more of the revenue recognition criteria have not been met.

The current portion of deferred revenue represents the amount to be recognized within one year from the balance sheet date based on the estimated performance period of the underlying performance obligation. The noncurrent portion of deferred revenue represents amounts to be recognized after one year through the end of the performance period of the performance obligation. As of December 31, 2022, and 2021, the Company’s deferred revenue balance is $646 and $1,502 (out of which $646 and $884 are presented as current), respectively.

For further analysis of the Company’s main revenue contract, see Note 10 below.

K.	Share-based compensation:

The Company applies ASC 718, “Share-Based Payment,” which requires the measurement and recognition of compensation expense for all share-based payment awards, including stock options, made to employees and directors under the Company’s stock plans based on estimated fair values.

ASC 718-10 requires companies to estimate the fair value of share-based payment awards on the date of grant. The portion of the share value of the award that is ultimately expected to vest is recognized as share-based compensation expense over the requisite service periods in the Company’s consolidated statements of comprehensive loss.

The Company estimates the fair value of stock options granted using a Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires a number of assumptions, the most significant of which are the expected stock-price volatility and the expected option term (the time from the grant date until the options are exercised or expire). The Company’s calculations of the expected volatility were based upon actual historical stock-price movements over the period, which was equal to the expected option term. The expected option term was calculated for options granted to employees and directors in accordance with ASC 718-10-S99, using the “simplified” method, and grants to non-employees were based on the contractual term. Historically, the Company has not paid dividends, and has no foreseeable plans to do so. The risk-free interest rate is based on the yield from Israel Treasury zero-coupon bonds with an equivalent term. Changes in the determination of each of the inputs can affect the fair value of the options granted and the results of operations of the Company.

L.	Research and development costs:

Research and development costs are charged to the consolidated statements of comprehensive loss as incurred. Grants for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and applied as a deduction from the research and development expenses.

M.	Severance pay:

Under Israeli employment laws, all of the Company’s employees in Israel are included under Section 14 of the Severance Compensation Act, 1963 (“Section 14”). Pursuant to Section 14, these employees are entitled to monthly deposits at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 exempt the Company from any future severance pay liabilities in respect of those employees. The aforementioned deposits are not recorded as an asset in the Company’s consolidated balance sheets.

N.	Income taxes:

The Company accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, “Income Taxes.” Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income-tax bases of assets and liabilities and their reported amounts in the consolidated financial statements and for tax loss carry forwards and are measured using the enacted tax rates and laws, that will be in effect when the differences are expected to reverse. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence. As of December 31, 2022, the Company had a full valuation allowance against deferred tax assets.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. The Company has not recorded any liability for uncertain tax positions for the year ended December 31, 2022.

O.	Fair value of financial instruments:

The Company applies ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

●	Level 1 – Quoted prices in active markets for identical assets or liabilities.

●	Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

●	Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying values of cash and cash equivalents, trade accounts receivable, prepaid expenses and other receivables, other long-term assets, trade accounts payable, other current liabilities and other long-term liabilities approximate their fair value due to the short-term maturity of these instruments.

When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance.

P.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, deposit and trade accounts receivables.

The majority of the Company’s cash and cash equivalents and deposit are in USD in a major bank in Israel. The management believes that the financial institutions that hold the Company’s investments are corporations with high credit standing. Accordingly, management believes that low credit risk exists with respect to these financial investments.

The trade accounts receivables of the Company are derived from sales to customers located primarily in the Americas, APAC, and Europe. The Company performs ongoing credit evaluations of its customers’ financial condition. Under certain circumstances, the Company may require advance payments.

Q.	Segment Reporting:

The chief operating decision maker (the “CODM”) of the Company is the Chief Executive Officer. The CODM reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. Accordingly, management has determined that the Company operates in one reportable segment.

R.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted-average number of ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted-average number of ordinary shares outstanding during each year, plus the dilutive potential of the ordinary shares considered outstanding during the year, in accordance with ASC 260-10, “Earnings Per Share”, using the treasury stock method. All outstanding stock options were excluded from the calculation of the diluted loss per share for the years ended December 31, 2022, 2021 and 2020 because all such securities have an anti-dilutive effect.

S.	Comprehensive loss:

The purpose of reporting comprehensive income (loss) is to report a measure of all changes in equity of an entity that result from recognized transactions and other economic events of the period resulting from transactions from non-owner sources.

T.	Recently issued accounting pronouncements:

From time to time, new accounting pronouncements are issued by FASB, or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

(1)	In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance became effective for the Company beginning January 1, 2023, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the effect that ASU 2016-13 will have on its consolidated financial statements.